UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03386

Putnam Global Health Care Fund
(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Global Health Care Fund
Class A [PHSTX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Global Health Care Fund returned 20.10%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company
Putnam Global Health Care Fund	PAGE 1	38910-ATSA-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	20.10	6.03	9.72
Class A (with sales charge)	13.20	4.78	9.07
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%
Putnam Global Health Care Fund	PAGE 2	38910-ATSA-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Health Care Fund	PAGE 3	38910-ATSA-1026

Putnam Global Health Care Fund
Class C [PCHSX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Putnam Global Health Care Fund returned 19.20%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company
Putnam Global Health Care Fund	PAGE 1	38910-ATSC-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	19.20	5.24	9.06
Class C (with sales charge)	18.20	5.24	9.06
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%
Putnam Global Health Care Fund	PAGE 2	38910-ATSC-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Health Care Fund	PAGE 3	38910-ATSC-1026

Putnam Global Health Care Fund
Class R [PHSRX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$136	1.24%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Putnam Global Health Care Fund returned 19.81%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company
Putnam Global Health Care Fund	PAGE 1	38910-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R	19.81	5.77	9.44
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Health Care Fund	PAGE 2	38910-ATSR-1026

HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Health Care Fund	PAGE 3	38910-ATSR-1026

Putnam Global Health Care Fund
Class R6 [PGHAX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Putnam Global Health Care Fund returned 20.50%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company
Putnam Global Health Care Fund	PAGE 1	38910-ATSR6-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	20.50	6.39	10.06
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 6/1/2020. Returns for periods before 6/1/2020 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%
Putnam Global Health Care Fund	PAGE 2	38910-ATSR6-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Health Care Fund	PAGE 3	38910-ATSR6-1026

Putnam Global Health Care Fund
Class Y [PHSYX]	Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Putnam Global Health Care Fund for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Putnam Global Health Care Fund returned 20.40%. The Fund compares its performance to the MSCI World Health Care Index-NR, which returned 19.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight position in EssilorLuxottica, an ophthalmic lens, equipment and instrument producer
↑	Overweight position in Merck & Co, a pharmaceutical company
↑	Not owning Zoetis, a producer of medicine and vaccines for pets and livestock

Top detractors from performance:
↓	Overweight position in Boston Scientific, a medical device manufacturer
↓	Overweight position in Intuitive Surgical, a developer of robotic-assisted surgical systems
↓	Underweight position in Roche Holding, a pharmaceutical and diagnostics company
Putnam Global Health Care Fund	PAGE 1	38910-ATSY-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 8/31/2016 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class Y	20.40	6.30	9.99
MSCI All Country World Index-NR	22.35	10.88	12.58
MSCI World Health Care Index-NR	19.65	4.54	9.04
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$1,540,889,507
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	46
Total Management Fee Paid	$9,021,646
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Global Health Care Fund	PAGE 2	38910-ATSY-1026

HOW HAS THE FUND CHANGED?
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Putnam Investment Management, LLC (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Global Health Care Fund	PAGE 3	38910-ATSY-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell, Kenneth Tanji and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell, Kenneth Tanji and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell, Kenneth Tanji and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $54,182 in August 31, 2025 and $52,565 in August 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $12,400 in August 31, 2025 and $12,400 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $583,796 in August 31, 2025 and $1,557,011 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
Global Health
Care Fund
Financial Statements and Other Important Information
Annual | August 31,  2026
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Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 11
Notes to Financial Statements 15
Report of Independent Registered Public Accounting Firm 28
Tax Information 29
Changes In and Disagreements with Accountants 30
Results of Meeting(s) of Shareholders 30
Remuneration Paid to Directors, Officers and Others 30
Board Approval of Management and Subadvisory Agreements 30

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $56.90 $68.96 $57.43 $55.47 $68.43
Income from investment operations
a
:
Net investment income
b
......................... 0.49 0.32 0.30 0.15 0.17
Net realized and unrealized gains (losses) ........... 10.87 (9.64) 14.48 6.27 (5.53)
Total from investment operations .................... 11.36 (9.32) 14.78 6.42 (5.36)
Less distributions from:
Net investment income .......................... (0.14) (0.21) (0.10) (0.08) (0.36)
Net realized gains ............................. (0.98) (2.53) (3.15) (4.38) (7.24)
Total distributions ............................... (1.12) (2.74) (3.25) (4.46) (7.60)
Net asset value, end of year ....................... $67.14 $56.90 $68.96 $57.43 $55.47
Total return
c
................................... 20.10% (13.48)% 26.95% 11.79% (9.11)%
Ratios to average net assets
Expenses before expense reduction ................. 1.01% 1.04% 1.05% 1.07% 1.05%
Expenses net of expense reduction .................. 0.99% 1.04%
d
1.05%
d
1.07%
d
1.05%
d
Net investment income ........................... 0.78% 0.55% 0.50% 0.27% 0.28%
Supplemental data
Net assets, end of year (000’s) ..................... $1,311,505 $1,218,327 $1,592,248 $1,341,541 $1,292,980
Portfolio turnover rate ............................ 70% 67% 36% 41% 71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.66 $39.83 $34.62 $35.23 $46.21
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 (0.07) (0.09) (0.17) (0.19)
Net realized and unrealized gains (losses) ........... 6.01 (5.57) 8.45 3.94 (3.47)
Total from investment operations .................... 6.02 (5.64) 8.36 3.77 (3.66)
Less distributions from:
Net investment income .......................... — — — — (0.08)
Net realized gains ............................. (0.98) (2.53) (3.15) (4.38) (7.24)
Total distributions ............................... (0.98) (2.53) (3.15) (4.38) (7.32)
Net asset value, end of year ....................... $36.70 $31.66 $39.83 $34.62 $35.23
Total return
c
................................... 19.20% (14.13)% 26.03% 10.96% (9.81)%
Ratios to average net assets
Expenses before expense reduction ................. 1.76% 1.79% 1.80% 1.82% 1.80%
Expenses net of expense reduction .................. 1.75% 1.79%
d
1.80%
d
1.82%
d
1.80%
d
Net investment income (loss) ...................... 0.02% (0.20)% (0.25)% (0.50)% (0.47)%
Supplemental data
Net assets, end of year (000’s) ..................... $10,312 $11,948 $19,841 $17,385 $21,218
Portfolio turnover rate ............................ 70% 67% 36% 41% 71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $50.39 $61.53 $51.60 $50.30 $62.68
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.15 0.15 0.02 0.03
Net realized and unrealized gains (losses) ........... 9.63 (8.60) 12.93 5.66 (5.02)
Total from investment operations .................... 9.91 (8.45) 13.08 5.68 (4.99)
Less distributions from:
Net investment income .......................... (0.10) (0.16) — — (0.15)
Net realized gains ............................. (0.98) (2.53) (3.15) (4.38) (7.24)
Total distributions ............................... (1.08) (2.69) (3.15) (4.38) (7.39)
Net asset value, end of year ....................... $59.22 $50.39 $61.53 $51.60 $50.30
Total return .................................... 19.81% (13.70)% 26.64% 11.51% (9.34)%
Ratios to average net assets
Expenses before expense reduction ................. 1.26% 1.29% 1.30% 1.32% 1.30%
Expenses net of expense reduction .................. 1.24% 1.29%
c
1.30%
c
1.32%
c
1.30%
c
Net investment income ........................... 0.51% 0.30% 0.27% 0.05% 0.05%
Supplemental data
Net assets, end of year (000’s) ..................... $6,432 $4,875 $3,072 $1,783 $1,603
Portfolio turnover rate ............................ 70% 67% 36% 41% 71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $64.19 $77.37 $64.03 $61.35 $74.89
Income from investment operations
a
:
Net investment income
b
......................... 0.78 0.60 0.58 0.38 0.49
Net realized and unrealized gains (losses) ........... 12.29 (10.83) 16.21 6.96 (6.21)
Total from investment operations .................... 13.07 (10.23) 16.79 7.34 (5.72)
Less distributions from:
Net investment income .......................... (0.34) (0.42) (0.30) (0.28) (0.58)
Net realized gains ............................. (0.98) (2.53) (3.15) (4.38) (7.24)
Total distributions ............................... (1.32) (2.95) (3.45) (4.66) (7.82)
Net asset value, end of year ....................... $75.94 $64.19 $77.37 $64.03 $61.35
Total return .................................... 20.50% (13.17)% 27.39% 12.19% (8.82)%
Ratios to average net assets
Expenses before expense reduction ................. 0.68% 0.70% 0.71% 0.72% 0.71%
Expenses net of expense reduction .................. 0.67% 0.70%
c
0.71%
c
0.72%
c
0.71%
c
Net investment income ........................... 1.10% 0.89% 0.85% 0.61% 0.74%
Supplemental data
Net assets, end of year (000’s) ..................... $17,849 $13,682 $35,154 $28,924 $29,327
Portfolio turnover rate ............................ 70% 67% 36% 41% 71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the
Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $63.98 $77.14 $63.84 $61.20 $74.73
Income from investment operations
a
:
Net investment income
b
......................... 0.72 0.53 0.54 0.32 0.36
Net realized and unrealized gains (losses) ........... 12.25 (10.79) 16.15 6.94 (6.13)
Total from investment operations .................... 12.97 (10.26) 16.69 7.26 (5.77)
Less distributions from:
Net investment income .......................... (0.27) (0.37) (0.24) (0.24) (0.52)
Net realized gains ............................. (0.98) (2.53) (3.15) (4.38) (7.24)
Total distributions ............................... (1.25) (2.90) (3.39) (4.62) (7.76)
Net asset value, end of year ....................... $75.70 $63.98 $77.14 $63.84 $61.20
Total return .................................... 20.40% (13.25)% 27.29% 12.07% (8.90)%
Ratios to average net assets
Expenses before expense reduction ................. 0.76% 0.79% 0.80% 0.82% 0.80%
Expenses net of expense reduction .................. 0.74% 0.79%
c
0.80%
c
0.82%
c
0.80%
c
Net investment income ........................... 1.02% 0.80% 0.78% 0.51% 0.53%
Supplemental data
Net assets, end of year (000’s) ..................... $194,791 $207,993 $297,080 $152,033 $146,272
Portfolio turnover rate ............................ 70% 67% 36% 41% 71%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Global Health Care Fund
Schedule of Investments, August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.3%
Biotechnology 20.6%
AbbVie, Inc. ....................................... United States 404,800 $ 103,798,816
Amgen, Inc. ....................................... United States 47,920 20,599,850
a
Argenx SE ........................................ Belgium 24,841 25,500,122
a
Ascendis Pharma A/S ................................ Denmark 31,288 8,229,995
a,b
Celcuity, Inc. ....................................... United States 82,800 7,374,168
a,b
Cytokinetics, Inc. .................................... United States 54,500 3,864,595
Gilead Sciences, Inc. ................................ United States 284,200 41,589,828
a
Insmed, Inc. ....................................... United States 125,114 15,241,387
a
Protagonist Therapeutics, Inc. .......................... United States 65,400 9,662,850
a
Revolution Medicines, Inc. ............................. United States 70,600 14,513,242
a
Rhythm Pharmaceuticals, Inc. .......................... United States 109,200 11,589,396
a
Vertex Pharmaceuticals, Inc. ........................... United States 86,500 47,100,980
a
Xenon Pharmaceuticals, Inc. ........................... Canada 133,500 8,039,370
317,104,599
Health Care Equipment & Supplies 12.7%
Abbott Laboratories .................................. United States 214,700 23,694,292
a
Boston Scientific Corp. ............................... United States 426,500 20,599,950
a
Dexcom, Inc. ....................................... United States 323,300 29,439,698
a
Edwards Lifesciences Corp. ........................... United States 472,300 42,861,225
a
Establishment Labs Holdings, Inc. ....................... Costa Rica 109,800 7,612,434
Hoya Corp. ........................................ Japan 130,100 19,921,696
a
Intuitive Surgical, Inc. ................................ United States 138,620 52,240,333
196,369,628
Health Care Providers & Services 14.7%
Cardinal Health, Inc. ................................. United States 138,500 32,494,870
CVS Health Corp. ................................... United States 375,000 35,216,250
Elevance Health, Inc. ................................ United States 77,760 30,523,910
McKesson Corp. .................................... United States 40,520 35,873,166
UnitedHealth Group, Inc. .............................. United States 238,560 92,897,650
227,005,846
Life Sciences Tools & Services 5.7%
Thermo Fisher Scientific, Inc. .......................... United States 101,160 62,425,836
a
Waters Corp. ...................................... United States 58,320 24,181,222
86,607,058
Pharmaceuticals 45.6%
AstraZeneca plc .................................... United Kingdom 366,624 59,106,360
Bristol-Myers Squibb Co. .............................. United States 375,000 25,053,750
Chugai Pharmaceutical Co. Ltd. ........................ Japan 244,800 10,596,090
Eli Lilly & Co. ...................................... United States 168,260 194,631,390
GSK plc .......................................... United Kingdom 1,615,902 40,639,262
Johnson & Johnson ................................. United States 547,243 145,484,552
a
Ligand Pharmaceuticals, Inc. ........................... United States 27,700 7,869,570
Merck & Co., Inc. ................................... United States 599,771 88,622,163
Novartis AG ....................................... United States 497,166 75,619,640
Roche Holding AG .................................. United States 96,648 42,130,885
Royalty Pharma plc , A ................................ United States 221,800 13,620,738
703,374,400
Total Common Stocks (Cost $ 899,345,369 ) ...................................
1,530,461,531

Putnam Global Health Care Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 0.1%
c
U.S. Treasury Notes ,
2.75%, 7/31/27 ................................... United States 39,000 $ 38,492
0.625%, 8/15/30 .................................. United States 667,500 575,537
4.125%, 8/31/30 .................................. United States 142,000 140,247
4.125%, 7/31/31 .................................. United States 75,000 73,752
Total U.S. Government and Agency Securities (Cost $ 828,028 ) ..................
828,028
Total Long Term Investments (Cost $ 900,173,397 ) .............................
1,531,289,559
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
Calls - Over-the-Counter
Equity Options 0.0%
†
Boston Scientific Corp. , Counterparty CITI , January Strike Price
$ 100.00 , Expires 1/15/27 ............................ 169,544 8,188,975 8,631
Total Options Purchased (Cost $ 467,941 ) ....................................
8,631
Short Term Investments 0.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
d ,e
U.S. Treasury Bills ,
3.68%, 10/22/26 ................................... United States 1,540,000 1,531,864
3.75%, 12/10/26 ................................... United States 2,900,000 2,869,805
4,401,669
Total U.S. Government and Agency Securities (Cost $ 4,401,503 ) ................
4,401,669
Shares
f
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
g,h
Putnam Cash Collateral Pool, LLC , 3.859% ................ United States 6,885,375 6,885,375
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 6,885,375 ) ..........................................................
6,885,375
Total Short Term Investments (Cost $ 11,286,878 ) ..............................
11,287,044
a
Total Investments (Cost $ 911,928,216 ) 100.1% ................................
$1,542,585,234
Other Assets, less Liabilities (0.1) % .........................................
(1,695,727)
Net Assets 100.0% .........................................................
$1,540,889,507
a a a

Putnam Global Health Care Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At August 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at August 31, 2026. See Note 1(c).
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(d).
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2026, the aggregate value of these securities pledged amount-
ed to $2,089,285, representing 0.1% of net assets.
f
See Note 1(c) regarding securities on loan.
g
See Note 3(g) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 19,677,300 26,442,946 9/16/26 $ 219,997 $ —
British Pound ...... BZWS Buy 374,000 498,995 9/16/26 7,779 —
British Pound ...... BZWS Sell 6,750,500 9,070,681 9/16/26 — (76,316)
British Pound ...... CITI Buy 8,562,100 11,497,154 9/16/26 104,579 —
British Pound ...... CITI Sell 16,168,800 21,335,184 9/16/26 — (573,705)
British Pound ...... GSCO Sell 14,280,200 19,172,311 9/16/26 — (177,506)
British Pound ...... HSBK Sell 9,464,000 12,730,627 9/16/26 — (93,190)
British Pound ...... SSBT Buy 1,873,300 2,512,532 9/16/26 25,809 —
British Pound ...... TDOM Sell 1,264,000 1,695,814 9/16/26 — (16,919)
British Pound ...... UBSW Sell 3,170,800 4,254,675 9/16/26 — (41,792)
Danish Krone ...... BOFA Buy 95,724,500 14,935,507 9/16/26 — (50,484)
Danish Krone ...... BZWS Buy 724,600 110,644 9/16/26 2,031 —
Danish Krone ...... CITI Buy 83,578,600 12,965,595 9/16/26 30,757 —
Danish Krone ...... CITI Sell 119,778,100 18,682,575 9/16/26 57,252 —
Danish Krone ...... GSCO Sell 53,327,000 8,313,768 9/16/26 21,496 —
Danish Krone ...... HSBK Buy 44,282,000 6,820,835 9/16/26 64,952 —
Danish Krone ...... HSBK Sell 69,832,700 10,888,378 9/16/26 29,494 —
Danish Krone ...... JPHQ Buy 75,527,700 11,775,430 9/16/26 — (30,980)
Danish Krone ...... MSCO Buy 48,863,900 7,578,015 9/16/26 20,250 —
Danish Krone ...... MSCO Sell 99,910,900 15,572,507 9/16/26 36,505 —
Danish Krone ...... SSBT Sell 68,235,800 10,631,385 9/16/26 20,816 —
Danish Krone ...... UBSW Buy 223,958,000 34,909,382 9/16/26 — (84,234)
Euro ............. BOFA Sell 27,555,800 32,105,814 9/16/26 80,791 —
Euro ............. BZWS Buy 134,800 157,037 9/16/26 — (374)
Euro ............. CITI Sell 6,855,900 7,984,239 9/16/26 16,393 —
Euro ............. GSCO Buy 7,387,900 8,525,266 9/16/26 67,446 (6,582)
Euro ............. HSBK Buy 148,500 169,426 9/16/26 3,159 —
Euro ............. HSBK Sell 8,160,900 9,501,359 9/16/26 16,858 —
Euro ............. JPHQ Buy 10,424,300 12,135,409 9/16/26 — (20,412)
Euro ............. MSCO Buy 50,185,100 57,909,124 9/16/26 455,597 (40,195)
Euro ............. SSBT Buy 8,187,200 9,526,143 9/16/26 — (11,077)
Euro ............. TDOM Sell 19,681,100 22,901,912 9/16/26 28,772 —
Euro ............. UBSW Buy 42,899,400 49,828,061 9/16/26 75,214 (46,104)
Euro ............. UBSW Sell 6,475,200 7,489,754 9/16/26 — (35,646)
Euro ............. WPAC Buy 1,251,500 1,456,124 9/16/26 — (1,646)
Swedish Krona ..... GSCO Buy 14,073,900 1,506,938 9/16/26 — (36,344)
Swiss Franc ....... BOFA Sell 8,741,400 11,131,287 9/16/26 300,716 —

Putnam Global Health Care Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... CITI Sell 15,246,600 19,398,179 9/16/26 $ 507,681 $ —
Swiss Franc ....... HSBK Buy 9,134,100 11,622,558 9/16/26 — (305,432)
Swiss Franc ....... JPHQ Buy 3,363,700 4,279,419 9/16/26 — (111,803)
Swiss Franc ....... MSCO Buy 12,103,700 15,378,428 9/16/26 3,887 (385,862)
Swiss Franc ....... SSBT Buy 3,866,800 4,915,909 9/16/26 — (124,954)
Swiss Franc ....... TDOM Buy 8,943,200 11,370,884 9/16/26 — (290,282)
Swiss Franc ....... UBSW Buy 10,439,300 13,280,201 9/16/26 — (345,935)
Swiss Franc ....... WPAC Sell 2,082,700 2,647,785 9/16/26 67,325 —
Australian Dollar .... BOFA Buy 70,900 49,146 10/14/26 1,628 —
Australian Dollar .... CITI Buy 5,916,800 4,101,983 10/14/26 135,215 —
Australian Dollar .... HSBK Buy 224,600 155,755 10/14/26 5,087 —
Australian Dollar .... MSCO Sell 3,741,500 2,592,841 10/14/26 — (86,560)
Australian Dollar .... SSBT Sell 1,806,700 1,252,448 10/14/26 — (41,384)
Australian Dollar .... UBSW Sell 5,337,200 3,699,437 10/14/26 — (122,692)
Australian Dollar .... WPAC Buy 22,845,100 15,838,599 10/14/26 521,462 —
Canadian Dollar .... GSCO Sell 11,223,500 7,957,609 10/14/26 — (156,207)
Canadian Dollar .... HSBK Buy 5,243,800 3,721,052 10/14/26 69,853 —
Canadian Dollar .... JPHQ Sell 2,778,300 1,970,246 10/14/26 — (38,273)
Israeli New Shekel .. GSCO Buy 21,415,600 7,121,350 10/14/26 50,267 —
New Zealand Dollar . UBSW Buy 4,091,500 2,362,444 10/14/26 61,024 —
Japanese Yen ...... BOFA Sell 757,950,300 4,805,883 11/10/26 35,178 —
Japanese Yen ...... BZWS Buy 1,198,567,300 7,607,080 11/10/26 — (63,034)
Japanese Yen ...... GSCO Buy 1,150,569,500 7,290,128 11/10/26 — (48,190)
Japanese Yen ...... HSBK Sell 540,439,900 3,423,431 11/10/26 21,783 —
Japanese Yen ...... JPHQ Buy 604,045,600 3,831,318 11/10/26 — (29,322)
Japanese Yen ...... MSCO Buy 1,155,295,600 7,320,272 11/10/26 — (48,587)
Japanese Yen ...... SSBT Sell 1,397,314,900 8,853,571 11/10/26 58,564 —
Japanese Yen ...... TDOM Buy 650,176,300 4,119,759 11/10/26 — (27,407)
Japanese Yen ...... UBSW Buy 1,225,525,500 7,764,294 11/10/26 — (50,567)
Total Forward Exchange Contracts ................................................... $3,225,617 $(3,619,997)
Net unrealized appreciation (depreciation) ............................................ $(394,380)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 7 regarding other derivative information.
See Abbreviations on page 27 .

Putnam Global Health Care Fund
Financial Statements
Statement of Assets and Liabilities
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global
Health Care
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $905,042,841
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 6,885,375
Value - Unaffiliated issuers (Includes securities loaned of $ 6,780,207 ) .................................. $1,535,699,859
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 6,885,375
Cash .................................................................................... 48,041
Receivables:
Investment securities sold ................................................................... 3,792,695
Capital shares sold ........................................................................ 565,941
Dividends ............................................................................... 4,570,079
Unrealized appreciation on OTC forward exchange contracts .......................................... 3,225,617
Prepaid expenses .......................................................................... 245,638
Total assets .......................................................................... 1,555,033,245
Liabilities:
Payables:
Capital shares redeemed ................................................................... 883,285
Management fees ......................................................................... 778,484
Administrative fees ........................................................................ 6,613
Distribution fees .......................................................................... 291,157
Transfer agent fees ........................................................................ 431,990
Trustees' fees and expenses ................................................................. 272,948
Unrealized depreciation on OTC forward exchange contracts .......................................... 3,619,997
Payable upon return of securities loaned (Note 1 c ) .................................................. 6,885,375
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 828,028
Accrued expenses and other liabilities ........................................................... 145,861
Total liabilities ......................................................................... 14,143,738
Net assets, at value ................................................................. $1,540,889,507
Net assets consist of:
Paid-in capital ............................................................................. $812,105,671
Total distributable earnings (losses) ............................................................. 728,783,836
Net assets, at value ................................................................. $1,540,889,507

Putnam Global Health Care Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Global
Health Care
Fund
Class A:
Net assets, at value ....................................................................... $1,311,504,603
Shares outstanding ........................................................................ 19,532,504
Net asset value per share
a ,b
.................................................................. $67.14
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $71.24
Class C:
Net assets, at value ....................................................................... $10,312,287
Shares outstanding ........................................................................ 280,984
Net asset value and maximum offering price per share
a ,b
............................................ $36.70
Class R:
Net assets, at value ....................................................................... $6,431,959
Shares outstanding ........................................................................ 108,613
Net asset value and maximum offering price per share
b
............................................. $59.22
Class R6:
Net assets, at value ....................................................................... $17,849,493
Shares outstanding ........................................................................ 235,061
Net asset value and maximum offering price per share
b
............................................. $75.94
Class Y:
Net assets, at value ....................................................................... $194,791,165
Shares outstanding ........................................................................ 2,573,332
Net asset value and maximum offering price per share
b
............................................. $75.70
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Global Health Care Fund
Financial Statements
Statement of Operations
for the year ended August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Global
Health Care
Fund
Investment income:
Dividends: (net of foreign taxes of $930,223)
Unaffiliated issuers ........................................................................ $25,855,075
Non-controlled affiliates (Note 3 g ) ............................................................. 766,809
Interest:
Unaffiliated issuers ........................................................................ 109,525
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (239,429)
Non-controlled affiliates (Note 3 g ) ............................................................. 253,117
Other income (Note 1 e ) ...................................................................... 11,934
Total investment income ................................................................... 26,757,031
Expenses:
Management fees (Note 3 a ) ................................................................... 9,021,646
Administrative fees (Note 3 b ) .................................................................. 21,714
Distribution fees: (Note 3c )
    Class A ................................................................................ 3,204,465
    Class C ................................................................................ 114,556
    Class R ................................................................................ 27,882
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,592,472
Class C ................................................................................ 14,181
    Class R ................................................................................ 6,955
    Class R6 ............................................................................... 7,585
    Class Y ................................................................................ 245,723
Custodian fees ............................................................................. 21,910
Reports to shareholders fees .................................................................. 124,926
Registration and filing fees .................................................................... 81,550
Professional fees ........................................................................... 179,438
Trustees' fees and expenses (Note 3 f ) ........................................................... 56,056
Other .................................................................................... 52,692
Total expenses ......................................................................... 14,773,751
Expense reductions (Note 4 ) ............................................................... (186,263)
Net expenses ......................................................................... 14,587,488
Net investment income ................................................................ 12,169,543
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 100,059,542
Written options ........................................................................... (451,670)
Foreign currency transactions ................................................................ 295,792
Forward exchange contracts ................................................................. (2,039,584)
Net realized gain (loss) .................................................................. 97,864,080
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 167,382,485
Translation of other assets and liabilities denominated in foreign currencies .............................. (155,546)
Written options ........................................................................... 61,007
Forward exchange contracts ................................................................. (627,423)
Net change in unrealized appreciation (depreciation) ............................................ 166,660,523
Net realized and unrealized gain (loss) ............................................................ 264,524,603
Net increase (decrease) in net assets resulting from operations .......................................... $276,694,146

Putnam Global Health Care Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Global Health Care Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,169,543 $9,327,587
Net realized gain (loss) ................................................. 97,864,080 24,146,448
Net change in unrealized appreciation (depreciation) ........................... 166,660,523 (295,428,923)
Net increase (decrease) in net assets resulting from operations ................ 276,694,146 (261,954,888)
Distributions to shareholders:
Class A ............................................................. (23,229,913) (61,698,116)
Class C ............................................................. (336,523) (1,125,444)
Class R ............................................................. (108,473) (152,299)
Class R6 ............................................................ (244,431) (1,048,442)
Class Y ............................................................. (3,473,840) (10,770,621)
Total distributions to shareholders .......................................... (27,393,180) (74,794,922)
Capital share transactions: (Note 2 )
Class A ............................................................. (116,982,781) (97,736,455)
Class B ............................................................. — (1,176,101)
Class C ............................................................. (3,296,948) (4,023,515)
Class R ............................................................. 648,516 2,459,796
Class R6 ............................................................ 1,720,616 (15,807,804)
Class Y ............................................................. (47,324,753) (38,736,893)
Total capital share transactions ............................................ (165,235,350) (155,020,972)
Net increase (decrease) in net assets ................................... 84,065,616 (491,770,782)
Net assets:
Beginning of year ....................................................... 1,456,823,891 1,948,594,673
End of year ........................................................... $1,540,889,507 $1,456,823,891

Putnam Global Health Care Fund

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Putnam Global Health Care Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts

Putnam Global Health Care Fund
Notes to Financial Statements

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Annual Report
may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At August 31, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$1,847,519 and the aggregate value of collateral pledged for such contracts was $2,089,285.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Statement of
Assets and Liabilities and dividend income in the Statement
of Operations. In many cases, however, the Fund may
not receive such amounts for an extended period of time,
depending on the country of investment. When a capital gain
tax is determined to apply, the Fund records an estimated
deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

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Annual Report
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares: 3555662 –
Shares sold
a
................................... 215,708 $13,528,043 543,172 $32,999,926
Shares issued in reinvestment of distributions .......... 342,679 21,657,300 1,021,598 57,597,674
Shares redeemed ............................... (2,436,213) (152,168,124) (3,242,605) (188,334,055)
Net increase (decrease) .......................... (1,877,826) $(116,982,781) (1,677,835) $(97,736,455)
Class B Shares:
*
51426 –
Shares redeemed ............................... — $— (51,426) $(1,176,101)
Net increase (decrease) .......................... — $— (51,426) $(1,176,101)
Class C Shares: 217184 –
Shares sold ................................... 32,299 $1,121,807 57,538 $1,930,055
Shares issued in reinvestment of distributions .......... 9,645 334,867 35,662 1,124,419
Shares redeemed
a
.............................. (138,352) (4,753,622) (213,976) (7,077,989)
Net increase (decrease) .......................... (96,408) $(3,296,948) (120,776) $(4,023,515)
Class R Shares: (58681) –
Shares sold ................................... 44,139 $2,437,706 61,692 $3,228,437
Shares issued in reinvestment of distributions .......... 1,942 108,473 3,045 152,299
Shares redeemed ............................... (34,207) (1,897,663) (17,930) (920,940)
Net increase (decrease) .......................... 11,874 $648,516 46,807 $2,459,796
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class R6 Shares: 219272 –
Shares sold ................................... 162,161 $11,665,134 82,402 $5,623,500
Shares issued in reinvestment of distributions .......... 3,361 239,696 16,305 1,034,553
Shares redeemed ............................... (143,613) (10,184,214) (339,888) (22,465,857)
Net increase (decrease) .......................... 21,909 $1,720,616 (241,181) $(15,807,804)
Class Y Shares: 1277947 –
Shares sold ................................... 482,379 $34,213,684 1,310,464 $87,295,315
Shares issued in reinvestment of distributions .......... 48,394 3,442,297 168,994 10,693,913
Shares redeemed ............................... (1,208,558) (84,980,734) (2,079,621) (136,726,121)
Net increase (decrease) .......................... (677,785) $(47,324,753) (600,163) $(38,736,893)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

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Annual Report
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended August 31, 2026, the gross effective investment management fee rate was 0.597% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Effective August 1, 2026, under a subadvisory agreement, TAML, an affiliate of Putnam Management, provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam Management based on the average net assets managed by
TAML, and is not an additional expense of the Fund. Effective August 1, 2026, the subadvisory agreement was terminated for
PAC.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.780% of the first $5 billion,
0.730% of the next $5 billion,
0.680% of the next $10 billion,
0.630% of the next $10 billion,
0.580% of the next $50 billion,
0.560% of the next $50 billion,
0.550% of the next $100 billion and
0.545% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $34,336
CDSC retained .............................................................................. $773
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended August 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through December 31, 2027, to waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund's average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended August 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Health Care Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $22,873,286 $353,027,135 $(375,900,421) $— $— $— — $766,809
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.859% ............. $13,230,970 $161,774,305 $(168,119,900) $— $— $6,885,375 6,885,375 $253,117
Total Affiliated Securities ... $36,104,256 $514,801,440 $(544,020,321) $— $— $6,885,375 $1,019,926
2026 2025
Distributions paid from:
Ordinary income .......................................................... $3,787,948 $13,785,372
Long term capital gain ...................................................... 23,605,232 61,009,550
$27,393,180 $74,794,922
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
At August 31, 2026, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales and passive foreign investment company shares.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, aggregated
$1,044,734,500 and $1,209,050,350, respectively.
At August 31, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$6,885,375 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Other Derivative Information
At August 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $917,180,309
Unrealized appreciation ........................................................................ $643,120,280
Unrealized depreciation ........................................................................ (18,109,735)
Net unrealized appreciation (depreciation) .......................................................... $625,010,545
Distributable earnings:
Undistributed ordinary income ................................................................... $25,225,805
Undistributed long term capital gains .............................................................. 78,412,799
Total distributable earnings ..................................................................... $103,638,604
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Global Health Care Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 3,225,617 Unrealized depreciation on OTC
forward exchange contracts
$ 3,619,997
Equity contracts ...........
Investments in securities, at value 8,631
a
Options written, at value —
Total .................... $3,234,248 $3,619,997
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
5. Income Taxes
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended August 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended August 31, 2026, the average month end notional amount of options represented $280,743. The average month end contract value of forward exchange contracts was $536,652,234.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended August 31, 2026, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Global Health Care Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(2,039,584) Forward exchange contracts $(627,423)
Equity contracts ..............
Investments 1,987,905
a
Investments (517,313)
a
Written options (451,670) Written options 61,007
Total ....................... $(503,349) $(1,083,729)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of
Level 1 Level 2 Level 3 Total
Putnam Global Health Care Fund
Assets:
Investments in Securities:
a
Common Stocks :
Biotechnology ......................... $ 291,604,477 $ 25,500,122 $ — $ 317,104,599
Health Care Equipment & Supplies ......... 176,447,932 19,921,696 — 196,369,628
Health Care Providers & Services .......... 227,005,846 — — 227,005,846
Life Sciences Tools & Services ............ 86,607,058 — — 86,607,058
Pharmaceuticals ....................... 475,282,163 228,092,237 — 703,374,400
U.S. Government and Agency Securities ....... — 828,028 — 828,028
Options Purchased ....................... — 8,631 — 8,631
Short Term Investments ................... — 11,287,044 — 11,287,044
Total Investments in Securities ........... $1,256,947,476 $285,637,758
b
$— $1,542,585,234
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,225,617 $— $3,225,617
Total Other Financial Instruments ......... $— $3,225,617 $— $3,225,617
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,619,997 $ — $ 3,619,997
Total Other Financial Instruments ......... $— $3,619,997 $— $3,619,997
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $273,514,055, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Global Health Care Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
11. New Accounting Pronouncements
(continued)

Putnam Global Health Care Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Putnam Global Health Care Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Global Health Care Fund (the "Fund") as of August 31, 2026, the related statement of operations for the year ended August
31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Global Health Care Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $27,710,795
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $16,281,202
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $25,492,377
Qualified Net Interest Income (QII) §871(k)(1)(C) $358,033
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $1,422,379
Section 163(j) Interest Earned §163(j) $607,484
Interest Earned from Federal Obligations Note (1) $109,991

Putnam Global Health Care Fund

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Putnam Global Health Care Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company, LLC (“PAC”),
1
and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least December 31, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the

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Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.

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For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2025. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

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Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)
The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;
The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and
The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory
Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment” under the
1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.

38910-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Global Health Care Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 27, 2026